INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal percentage	21.00%	21.00%
State percentage	5.50%	5.50%
Operating loss carry forwards	$ 552,863	$ 3,658,000